INCOME TAX (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
INCOME TAX
Summary of provision for income tax

	Six Months Ended September 30,
	2021	2022	2022
	(RMB)	(RMB)	($)
	(Unaudited)	(Unaudited)	(Unaudited)
Current income tax	—	—	$—
Deferred tax	5,689,586	565,625	79,668
Income tax	5,689,586	565,625	$79,668

	For the Years Ended March 31,
	2021	2022	2022
	(RMB)	(RMB)	(US$)
Current income tax	—	—	$—
Deferred tax	17,454,245	4,937,122	777,720
Income tax	17,454,245	4,937,122	$777,720

Summary of reconciliation of statutory rate to YS Group's effective tax rate

	Six Months Ended September 30,
	2021	2022
	(Unaudited)	(Unaudited)
PRC statutory income tax rate	25.00%	25.00%
Effect of different tax rates in different jurisdictions	(26.82)%	(182.62)%
Effect of PRC preferential tax rate	11.98%	(100.49)%
Effect of research and development expenses deduction and Others	30.97%	80.56%
Temporary differences*	13.42%	5.03%
Change in valuation allowance	(41.02)%	177.88%
Effective tax rate	13.53%	5.36%

	For the Years Ended March 31,
	2021	2022
PRC statutory income tax rate	25.00%	25.00%
Effect of different tax rates in different jurisdictions	(20.56)%	(18.26)%
Effect of PRC preferential tax rate	(0.77)%	4.56%
Effect of research and development expenses deduction and others	7.8%	33.2%
Temporary differences*	10.01%	4.88%
Change in valuation allowance	(11.49)%	(44.47)%
Effective tax rate	10.01%	4.88%

*Temporary differences primarily relate to impairment of inventories, property, plant and equipment and government grants.

Summary of net deferred tax assets

	March 31, 2022	September 30, 2022	September 30, 2022
	(RMB)	(RMB)	($)
		(Unaudited)	(Unaudited)
Deferred tax assets:
Write-down of inventories to net realizable value	825,454	166,410	$23,439
Impairment of property, plant and building	2,031,460	1,900,433	267,674
Deferred government grants	4,852,383	4,680,205	659,202
Losses available for offsetting against future taxable profits	58,257,270	47,805,830	6,733,405
Less: valuation allowance	(58,257,270)	(47,805,830)	(6,733,405)
Total deferred tax assets, net	7,709,297	6,747,048	950,315
Deferred tax liabilities:
Fair value adjustments arising from historical acquisition of subsidiaries	(4,670,213)	(4,273,589)	(601,931)
Total deferred tax liabilities	(4,670,213)	(4,273,589)	(601,931)
Net deferred tax asset	3,039,084	2,473,459	$348,384

	As of March 31,
	2021	2022	2022
	(RMB)	(RMB)	(US$)
Deferred tax assets:
Write-down of inventories to net realizable value	6,195,269	825,454	$130,030
Impairment of property, plant and building	2,293,516	2,031,460	320,006
Deferred government grants	4,950,884	4,852,383	764,371
Losses available for offsetting against future taxable profits	32,495,322	58,257,270	9,176,975
Less: valuation allowance	(32,495,322)	(58,257,270)	(9,176,975)
Total deferred tax assets, net	13,439,669	7,709,297	1,214,407
Deferred tax liabilities:
Fair value adjustments arising from historical acquisition of subsidiaries	(5,463,463)	(4,670,213)	(735,675)
Total deferred tax liabilities	(5,463,463)	(4,670,213)	(735,675)
Net deferred tax asset	7,976,206	3,039,084	$478,732